OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule Of Other Payables And Accrued Expenses [Text Block]
	December 31,
	2015	2016

Payroll and other employee related accruals	$3,474	$4,214
Vacation accrual	2,931	3,096
Royalties provision	966	1,170
Government authorities	288	979
Accrued expenses	9,864	8,517
Others	428	642

	$17,951	$18,618